FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (427)	$ (341)
5% increase effect on net income (loss) and equity	(224)	(179)
Value on balance sheet	4,699	3,755
5% decrease effect on net income (loss) and equity	522	198
10% decrease effect on net income (loss) and equity	247	417
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(13)	(13)
5% increase effect on net income (loss) and equity	(7)	(7)
Value on balance sheet	142	141
5% decrease effect on net income (loss) and equity	16	7
10% decrease effect on net income (loss) and equity	7	16
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	40	47
5% increase effect on net income (loss) and equity	21	25
Value on balance sheet	(442)	(518)
5% decrease effect on net income (loss) and equity	(49)	(27)
10% decrease effect on net income (loss) and equity	(23)	(58)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	102	117
5% increase effect on net income (loss) and equity	53	61
Value on balance sheet	(1,119)	(1,286)
5% decrease effect on net income (loss) and equity	(124)	(68)
10% decrease effect on net income (loss) and equity	(59)	(143)
NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(298)	(190)
5% increase effect on net income (loss) and equity	(157)	(100)
Value on balance sheet	3,280	2,092
5% decrease effect on net income (loss) and equity	365	110
10% decrease effect on net income (loss) and equity	172	232
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(158)	(203)
5% increase effect on net income (loss) and equity	(83)	(106)
Value on balance sheet	(1,230)	(2,232)
5% decrease effect on net income (loss) and equity	193	248
10% decrease effect on net income (loss) and equity	92	117
Total [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(456)	(393)
5% increase effect on net income (loss) and equity	(240)	(206)
Value on balance sheet	2,050	(140)
5% decrease effect on net income (loss) and equity	558	358
10% decrease effect on net income (loss) and equity	$ 264	$ 349